FINANCIAL INSTRUMENTS (Details 9) - Cash flow hedges [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Designated amounts	R$ 7,893,118
Amortized part	(3,509,107)
Effect on Result	(573,825)
Impact on Shareholders' equity	R$ (4,900,466)
Bonds And Export Prepayments In U S To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Designation date	07/31/2019
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	January 2020 - April 2026
Exchange rate on designation	3.7649
Designated amounts	R$ 1,342,761
Amortized part	(965,961)
Effect on Result	(163,673)
Impact on Shareholders' equity	R$ (654,690)
Bond [Member]
IfrsStatementLineItems [Line Items]
Designation date	01/10/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2020 to November 2025 until December 2050
Exchange rate on designation	4.0745
Designated amounts	R$ 1,416,000
Amortized part	(1,416,000)
Effect on Result	(75,717)
Impact on Shareholders' equity	R$ (1,214,600)
Bond One [Member]
IfrsStatementLineItems [Line Items]
Designation date	01/28/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2027 - January 2028
Exchange rate on designation	4.2064
Designated amounts	R$ 1,000,000
Impact on Shareholders' equity	R$ (1,296,000)
Advance On Foreign Exchange Contract [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/06/2024
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2024 - February 2025
Exchange rate on designation	5.2700
Designated amounts	R$ 30,000
Amortized part	(30,000)
Effect on Result	R$ (17,961)
Bonds And Export Prepayments In U S To Third Parties One [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/01/2022
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - April 2032
Exchange rate on designation	4.7289
Designated amounts	R$ 1,145,000
Amortized part	(360,000)
Effect on Result	(130,497)
Impact on Shareholders' equity	R$ (607,198)
Bond Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/01/2022
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2031
Exchange rate on designation	5.0360
Designated amounts	R$ 490,000
Amortized part	(37,000)
Impact on Shareholders' equity	R$ (211,279)
Advance On Foreign Exchange Contract One [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/01/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - December 2025
Exchange rate on designation	5.2565
Designated amounts	R$ 100,000
Amortized part	(100,000)
Effect on Result	R$ (24,590)
Export Prepayments In U S With Third Parties A C C And Bonds [Member]
IfrsStatementLineItems [Line Items]
Designation date	05/16/2024
Hedging instrument	Export Prepayments in US$ with third parties, ACC and Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	September 2024 - March 2035
Exchange rate on designation	5.1270
Designated amounts	R$ 1,202,000
Amortized part	(248,400)
Effect on Result	(71,590)
Impact on Shareholders' equity	R$ (357,981)
Advance On Foreign Exchange Contract Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/25/2024
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2024 - February 2025
Exchange rate on designation	5.4405
Designated amounts	R$ 10,000
Amortized part	(10,000)
Effect on Result	R$ (2,853)
Export Prepayments In U S To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/01/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - May 2033
Exchange rate on designation	4.7289
Designated amounts	R$ 878,640
Amortized part	(260,060)
Effect on Result	(81,905)
Impact on Shareholders' equity	R$ (478,472)
Export Prepayments In U S To Third Parties One [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/01/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2027
Exchange rate on designation	5.0360
Designated amounts	R$ 70,000
Impact on Shareholders' equity	R$ (32,559)
Export Prepayments In U S To Third Parties Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	05/16/2024
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2025 - March 2035
Exchange rate on designation	5.1270
Designated amounts	R$ 208,717
Amortized part	(81,686)
Effect on Result	(5,039)
Impact on Shareholders' equity	R$ (47,687)